Note 11 - Other Borrowed Money - Summary of Other Borrowed Money (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank Advances	$ 46,000,000	$ 46,000,000
Other Borrowings	1,500,000
	$ 47,500,000	$ 46,000,000